Commitments and Contingencies (Details Narrative) (USD $)	0 Months Ended	1 Months Ended				3 Months Ended		9 Months Ended			12 Months Ended				81 Months Ended	93 Months Ended	12 Months Ended	0 Months Ended			1 Months Ended		0 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended	12 Months Ended
	Aug. 02, 2013	Jul. 21, 2011	Jul. 20, 2010 Number	Mar. 31, 2008	Jun. 27, 2006	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2006	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2007	Jun. 01, 2007	Jan. 31, 2007	Nov. 09, 2006	Mar. 31, 2007	Dec. 31, 2006	Feb. 01, 2007	Nov. 19, 2013	Jul. 15, 2010	Jul. 23, 2009	Dec. 31, 2009	Apr. 30, 2014	Feb. 26, 2013	Dec. 04, 2012	Dec. 03, 2007	Jul. 13, 2007
CommitmentsAndContingenciesDisclosureLineItems [Line Items]
Primary lease term			30 years
Lease rate per acre, per month			$ 10,300
Lease rate renewal term			5 years
Rent expense under non-cancellable leases						30,900	30,900	92,600	92,600		123,000	123,000			308,000	431,000
Accrued lease payments						0		0			233,267	205,840			205,840	233,267												140,639
Gain of credit for past site preparation reimbursements								96,000
Class of warrant or right claims of breach of contract and declaratory relief number of warrants						5,740,741		5,740,741			5,740,741					5,740,741													5,740,741
Warrants issued	5,740,741
Number of rights for additional thirty year terms			2
Forgave lease payments											96,000
Payment of lease expense											140,000
Employment agreement period					3 years
Amount due under employment agreements					586,000
Employment agreement effective date				Feb. 01, 2008
Employment agreement termination date				May 31, 2009
Employment agreement initial salary				120,000
Part time consulting contract payable in cash				7,500
Common shares issued (in shares)	5,740,741
Share-based compensation								46,711	9,075		12,215	160,874	161,851		11,713,341	11,725,556
Stock issued during period, value										17,000
Common shares issued, price per share														$ 0.24
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate											104.20%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate											0.07%
Fair value of warrants											22,542	803,704				11,498
Deferred compensation arrangement with individual, recorded liability												10,000	10,000		10,000
Equity finance advisory fees description		5% on the first $250 million, and 3% in excess of $250 million for equity capital, and/or 2% of aggregate gross proceeds received from debt capital.
Warrants exercise price											$ 2.90	$ 0.00		$ 0.50	$ 0.00	$ 2.90													$ 0.00	$ 0.00	$ 2.9	$ 5.00
Class of warrant or right modification expense												(803,704)	0		(803,704)
Common shares unissued																												6,000
County of Itawabma [Member]
CommitmentsAndContingenciesDisclosureLineItems [Line Items]
Technical default of lease due to non-payment											126,953					126,953
Warrant [Member]
CommitmentsAndContingenciesDisclosureLineItems [Line Items]
Warrants decreased exercise price						$ 0.00		$ 0.00
Warrant [Member] | Investor Relations Agreements [Member]
CommitmentsAndContingenciesDisclosureLineItems [Line Items]
Fair value of warrants																	269,839
Investor Relations Agreements [Member]
CommitmentsAndContingenciesDisclosureLineItems [Line Items]
Common shares issued (in shares)																			138,875	150,000		37,500
Stock issued during period, value																					269,250	112,000
Common shares issued, price per share																					$ 7.18
Investor relation exchange for monthly fee																				7,500
Purchase of warrants																				200,000
Common stock warrants price per share																				$ 5.00
Warrants expiration term																				5 years
Share-based compensation																						100,254
Warrants Price Per Share																		$ 5.40			$ 6.11
Fair value of warrants																		234,375
Investor Relations Agreements [Member] | Warrant [Member]
CommitmentsAndContingenciesDisclosureLineItems [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate																		129.00%			114.00%	88.00%	102.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term																		4 years 6 months			5 years	5 years	5 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate																		4.97%			4.58%	4.75%	4.96%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Payments																		0			0	0	0
Fair value of warrants																	158,118	269,839			305,000
Equity finance advisory fees description																							4.7
Board Of Director Arrangements [Member]
CommitmentsAndContingenciesDisclosureLineItems [Line Items]
Common shares issued (in shares)																									6,000	6,000
Share-based compensation																								5,000	5,000	5,000
Stock issued during period, value																									7,200	26,400
Common shares issued, price per share																									$ 0.24	$ 0.88
Employee Service Share-based Compensation, Tax Benefit from Compensation Expense														$ 17,000													$ 41,400